Stock-based Compensation (Tables)	3 Months Ended
Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of stock-based compensation expense [Table Text Block]
	Three months ended
	June 30, 2025	June 30, 2024

Stock options	$35	$104
RSUs	5,715	385
Total	$5,750	$489

Schedule of changes in restricted share units outstanding [Table Text Block]
Outstanding

Balance, March 31, 2024	1,379,056
Granted	6,050,000
Exercised	(326,644)
Balance, March 31, 2025	7,102,412

Granted	2,797,000
Balance, June 30, 2025	9,899,412

CAD exercise price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of changes in stock options outstanding [Table Text Block]
	Outstanding	Weighted average exercise price - CAD

Balance, March 31, 2024	3,465,915	$5.24
Change in exercise price	(1,605,015)	(3.32)
Balance, June 30, 2025 and March 31, 2025	1,860,900	$6.89

Schedule of stock options outstanding and exercisable [Table Text Block]
Outstanding	Exercisable	Exercise price - CAD	Expiry date

2,000	2,000	$15.70	February 11. 2026
337,500	337,500	5.66	August 26, 2027
50,000	50,000	10.00	March 26, 2028
470,000	470,000	6.86	July 6, 2028
400,000	400,000	3.10	September 18, 2028
100,000	100,000	1.35	December 21, 2028
200,000	200,000	1.45	February 10, 2030
20,000	20,000	1.90	May 29, 2030
1,400	1,400	10.80	December 24, 2030
60,000	60,000	18.35	April 29, 2031
180,000	135,000	18.50	October 7, 2031
40,000	40,000	25.35	November 10, 2031
1,860,900	1,815,900

USD exercise price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of changes in stock options outstanding [Table Text Block]
	Outstanding	Weighted average exercise price - USD

Balance, March 31, 2024	-	$-
Change in exercise price	1,605,015	2.62
Expired	(54,615)	(7.75)
Exercised	(100,000)	(1.09)
Balance, March 31, 2025	1,450,400	$2.53
Exercised	(600,000)	(1.49)
Balance, June 30, 2025	850,400	$3.47

Schedule of stock options outstanding and exercisable [Table Text Block]
Outstanding	Exercisable	Exercise price - USD	Expiry date

50,400	50,400	$4.36	August 26, 2027
500,000	500,000	1.23	September 14, 2027
130,000	130,000	5.14	July 6, 2028
100,000	100,000	1.09	February 10, 2030
30,000	30,000	20.03	April 6, 2031
20,000	6,667	20.36	November 10, 2031
20,000	20,000	16.61	December 9, 2031
850,400	837,067